Share Capital (Details)					1 Months Ended							12 Months Ended
	Jun. 22, 2020 $ / shares shares	Jan. 07, 2020 $ / shares shares	Nov. 01, 2018	Jan. 31, 2018 USD ($) shares	Jul. 31, 2020	Jul. 26, 2020 shares	Feb. 29, 2020	May 31, 2019	Apr. 30, 2019	Jun. 30, 2018	Jan. 31, 2018 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) ₪ / shares $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 ₪ / shares	Dec. 28, 2020 ₪ / shares shares	Dec. 28, 2020 $ / shares shares	Dec. 31, 2019 ₪ / shares
Share Capital (Details) [Line Items]
Ordinary shares, description			the Company issued 68,750 ordinary shares to one of the Company’s service providers. The company recorded an expense of $45,338 during the year ended December 31, 2018 in connection with the issuance of those ordinary shares.		the Company issued 200,000 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $33,420 during the year ended December 31, 2020 in connection with the issuance of those restricted ordinary shares.		the Company issued 6,250 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $625 during the year ended December 31, 2020 in connection with the issuance of those restricted ordinary shares.	The Company recorded an expense of $2,881 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.	the Company issued 50,000 ordinary shares to one of the Company’s service providers. The Company recorded an expense of $6,025 during the year ended December 31, 2019 in connection with the issuance of those restricted ordinary shares.	the Company entered into Share Purchase Agreements with existing shareholders, pursuant to which the Company received aggregate gross proceeds of $175,000 in exchange for the issuance of an aggregate of 175,000 ordinary shares and warrants to purchase an aggregate amount of 466,667 ordinary shares at an exercise price of $0.50 per ordinary share. The warrants may be exercised, in whole or in part, for a period of five (5) years. Those warrants were classified as equity.	the Company issued a five-year warrant commencing August 2017 to purchase 11,111 ordinary shares to a vendor as a finders’ fee compensation at an exercise price of $1.20 per ordinary share.	The share capital as of December 31, 2020 and 2019 is composed of ordinary shares of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.215 in effect as of December 31, 2020) par value as follows:
Ordinary shares, shares authorized												1,200,000,000	1,200,000,000	200,000,000		1,000,000,000	1,000,000,000
Ordinary shares, par value | (per share)															₪ 0.01	₪ 0.01	$ 0.003	₪ 0.01
Exchange rate per share | (per share)												$ 1	₪ 3.215
Warrant amount | $				$ 5,100
Dividend yield				0.00%								0.00%
Expected volatility				59.69%								80.00%
Risk free rate				2.13%								0.14%
Expected life in years				4 years 9 months
Ordinary shares				65,000							65,000	26,986,203	26,986,203	24,393,218
Issuance of ordinary shares value | $				$ 65,000							$ 65,000	$ 73,403	₪ 73,403	$ 65,842
Forfeited shares						266,666
Exercise price | $ / shares												$ 0.14	₪ 0.14	$ 0.68
Future grant shares												2,463,488	2,463,488
Share price | $ / shares												$ 0.01	₪ 0.01
Total compensation cost | $												$ 825,044		$ 84,186
Weighted average period												1 year 3 days		7 months 24 days
Share price | $ / shares												$ 0.01	₪ 0.01	$ 0.01
Warrant [Member]
Share Capital (Details) [Line Items]
Dividend yield												0.00%
Expected volatility												59.69%
Expected life in years												2 years
Fair value of warrants amount | $												$ 143	₪ 143	$ 4
Minimum [Member]
Share Capital (Details) [Line Items]
Share price | $ / shares												$ 0.01	₪ 0.01
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Ordinary shares, description												the Company issued 2,000,000 ordinary shares in connection with the Jet CU purchase, refer to Note 3 for additional information
Board of Directors [Member]
Share Capital (Details) [Line Items]
Stock option additional		15,607,995
Increase shares		18,783,274
Stock option granted		13,739,570
Stock option vesting		3 years
Exercise price | $ / shares		$ 0.068
Chairman [Member]
Share Capital (Details) [Line Items]
Stock option granted	939,164
Stock option vesting	3 years
Exercise price | $ / shares	$ 0.068